UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

December 31, 2013

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 85.9%

Federal Judiciary, 0.00%, 2/15/14	51,000	50,939
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,417,710
AID (Israel), 0.00%, 5/1/15	10,000,000	9,928,290
AID (Israel), 0.00%, 8/15/15	15,000,000	14,847,960
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,882,827
STRIPS - COUPON, 0.00%, 8/15/15	24,728,000	24,596,694
STRIPS - PRINCIPAL, 0.00%, 8/15/15	6,000,000	5,968,722
STRIPS - COUPON, 0.00%, 11/15/15	40,131,000	39,860,878
STRIPS - PRINCIPAL, 0.00%, 11/15/15	43,250,000	42,954,862
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	4,106,572
Federal Judiciary, 0.00%, 2/15/16	10,000	9,717

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $149,399,745)		154,625,171

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 13.8%

TVA STRIPS - COUPON, 0.00%, 5/1/14	150,000	149,596
FICO STRIPS - COUPON, 0.00%, 5/2/14	96,000	95,810
FICO STRIPS - COUPON, 0.00%, 10/5/14	22,000	21,893
FICO STRIPS - COUPON, 0.00%, 11/30/14	180,000	178,924
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,630,520
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	135,106
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	3,014,021
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	1,008,973
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,450,776
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,922,600
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	51,283
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,971,942
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,969,349
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	187,154

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,293,916)		24,787,947

TEMPORARY CASH INVESTMENTS — 0.7%

SSgA U.S. Government Money Market Fund (Cost $1,185,650)	1,185,650	1,185,650
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $173,879,311)		180,598,768

OTHER ASSETS AND LIABILITIES — (0.4)%		(641,510)

TOTAL NET ASSETS — 100.0%		$179,957,258

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association

REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	154,625,171	—
Zero-Coupon U.S. Government Agency Securities	—	24,787,947	—
Temporary Cash Investments	1,185,650	—	—

Total Value of Investment Securities	1,185,650	179,413,118	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$173,905,534
Gross tax appreciation of investments	$6,693,234
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$6,693,234

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

December 31, 2013

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 88.3%

Federal Judiciary, 0.00%, 2/15/19	306,000	265,855
Federal Judiciary, 0.00%, 8/15/19	339,000	287,101
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,788,000	5,887,613
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	10,000,000	8,521,770
REFCORP STRIPS - COUPON, 0.00%, 4/15/20	7,299,000	6,166,239
AID (Israel), 0.00%, 5/1/20	15,000,000	12,657,675
AID (Israel), 0.00%, 5/15/20	396,000	333,516
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	26,002,000	21,600,563
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	21,791,808
Federal Judiciary, 0.00%, 8/15/20	115,000	92,376
STRIPS - COUPON, 0.00%, 8/15/20	1,500,000	1,277,901
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	11,003,000	9,023,549
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,110,400
STRIPS - COUPON, 0.00%, 11/15/20	70,700,000	59,591,899
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	6,000,000	4,849,518
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	10,987,713
Federal Judiciary, 0.00%, 2/15/21	110,000	85,762
STRIPS - COUPON, 0.00%, 2/15/21	7,188,000	5,969,749
AID (Israel), 0.00%, 5/15/21	5,000,000	3,981,245
STRIPS - PRINCIPAL, 0.00%, 5/15/21	2,250,000	1,850,958

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $150,859,211)		179,333,210

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 14.5%

FICO STRIPS - PRINCIPAL, 0.00%, 4/5/19	535,000	474,582
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	9,565
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	5,700,000	4,916,290
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	7,631
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,305,750
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,317,770
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	5,961,516
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,441,128

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $25,193,472)		29,434,232

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund (Cost $269,039)	269,039	269,039
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $176,321,722)		209,036,481

OTHER ASSETS AND LIABILITIES — (2.9)%		(5,836,571)

TOTAL NET ASSETS — 100.0%		$203,199,910

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury

FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	179,333,210	—
Zero-Coupon U.S. Government Agency Securities	—	29,434,232	—
Temporary Cash Investments	269,039	—	—

Total Value of Investment Securities	269,039	208,767,442	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$177,116,060
Gross tax appreciation of investments	$31,920,421
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$31,920,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

December 31, 2013

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 88.8%

REFCORP STRIPS - COUPON, 0.00%, 4/15/24	385,000	265,648
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	15,304,652
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	15,103,202
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	2,768,323
STRIPS - COUPON, 0.00%, 11/15/25	60,375,000	39,600,385
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	17,500,000	10,910,830
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	25,000,000	15,352,750
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	13,000,000	7,863,960

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $90,847,502)		107,169,750

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 11.3%

FNMA STRIPS - COUPON, MTN, 0.00%, 4/8/24	10,000	6,702
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	659,133
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	27,850
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	157,676
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	2,000,000	1,273,832
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,134,562
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	1,645,000	1,052,066
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	4,559,494
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	683,763
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	3,600,336
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	506,326

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,085,283)		13,661,740

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund (Cost $126,214)	126,214	126,214
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $103,058,999)		120,957,704

OTHER ASSETS AND LIABILITIES — (0.2)%		(286,452)

TOTAL NET ASSETS — 100.0%		$120,671,252

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	107,169,750	—
Zero-Coupon U.S. Government Agency Securities	—	13,661,740	—
Temporary Cash Investments	126,214	—	—

Total Value of Investment Securities	126,214	120,831,490	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,155,791
Gross tax appreciation of investments	$19,806,280
Gross tax depreciation of investments	(2,004,367)
Net tax appreciation (depreciation) of investments	$17,801,913

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2014